INTANGIBLE ASSETS AND GOODWILL (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period remaining for intangible assets	5 years 8 months 12 days		5 years 8 months 12 days
Amortization expense	$ 800	$ 300	$ 1,599	$ 900	$ 2,097	$ 240
Carrying amount of intangible asset	$ 5,717		5,717		17,739	9,736
Impairment loss					$ 100
Weighted average amortization period intangible assets					6 years 3 months 18 days
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period remaining for intangible assets					82 months
Carrying amount of intangible asset					$ 1,800
Trademarks [Member] | Just CBD [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying amount of intangible asset					$ 2,700
Patents and developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period remaining for intangible assets					94 months
Amortization expense			277		$ 573	48
Carrying amount of intangible asset					$ 3,700
Weighted average amortization period intangible assets					7 years 7 months 6 days
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period remaining for intangible assets					22 months
Amortization expense			198		$ 397	66
Carrying amount of intangible asset					$ 800
Weighted average amortization period intangible assets					1 year 9 months 18 days
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period remaining for intangible assets					106 months
Amortization expense			663		$ 360	26
Carrying amount of intangible asset					$ 1,400
Weighted average amortization period intangible assets					5 years 10 months 24 days
Customer relationships [Member] | Just CBD [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying amount of intangible asset					$ 1,100
Customer relationships [Member] | Just CBD [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period remaining for intangible assets					74 months
Customer relationships [Member] | Just CBD [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period remaining for intangible assets					50 months
Customer relationships [Member] | F G H [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period remaining for intangible assets					60 months
Carrying amount of intangible asset					$ 4,700
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense			142		144	65
Impairment loss					$ 100
Weighted average amortization period intangible assets					5 years
Licenses [Member] | F G H [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period remaining for intangible assets					60 months
Carrying amount of intangible asset					$ 1,400
Trademarks and brands [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense			$ 319		$ 623	$ 35
Weighted average amortization period intangible assets					7 years 1 month 6 days
Trademarks and brands [Member] | Just CBD [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period remaining for intangible assets					98 months
Trademarks and brands [Member] | Just CBD [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period remaining for intangible assets					86 months
Know-how [Member] | Just CBD [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period remaining for intangible assets					26 months
Carrying amount of intangible asset					$ 200
Licenses And Trademarks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period intangible assets					7 months 3 days
Licenses And Trademarks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period intangible assets					5 months 9 days